Exhibit 99.1

Volkswagen Auto Lease Trust 2020-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-30-22	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		1/18/2023
2	Payment Date		1/20/2023
3	Collection Period	12/1/2022	12/30/2022	30
4	Monthly Interest Period- Actual	12/20/2022	1/19/2023	31
5	Monthly Interest - 30/360			30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	198,000,000.00	-	-	-	-	-
7	Class A-2 Notes	369,000,000.00	-	-	-	-	-
8	Class A-3 Notes	359,000,000.00	117,419,749.51	-	35,522,792.99	81,896,956.52	0.2281252
9	Class A-4 Notes	74,000,000.00	74,000,000.00	-	-	74,000,000.00	1.0000000
10	Equals: Total Securities	$1,000,000,000.00	$191,419,749.51	$-	$35,522,792.99	$155,896,956.52
11	Overcollateralization	162,803,597.32	177,327,548.59			177,327,548.59
12	Total Securitization Value	$1,162,803,597.32	$368,747,298.10		$35,522,792.99	$333,224,505.11

13	NPV Lease Payments Receivable	538,370,204.51	54,628,366.70			46,040,095.98
14	NPV Base Residual	624,433,392.81	314,118,931.40			287,184,409.12
15	Number of Leases	41,732	19,779			18,240

					Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Libor Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
16	Class A-1 Notes	0.18492%	N/A	-	-	-	-
17	Class A-2 Notes	0.27000%	N/A	-	-	-	-
18	Class A-3 Notes	0.39000%	N/A	38,161.42	0.1062992	35,560,954.41	99.0555833
19	Class A-4 Notes	0.45000%	N/A	27,750.00	0.3750000	27,750.00	0.3750001
	Equals: Total Securities			65,911.42		35,588,704.41

C.	COLLECTIONS AND AVAILABLE FUNDS
20	Lease Payments Received	8,290,555.71
21	Pull Ahead Waived Payments	-
22	Sales Proceeds - Early Terminations	15,423,466.67
23	Sales Proceeds - Scheduled Terminations	19,355,762.01
24	Security Deposits for Terminated Accounts	12,800.00
25	Excess Wear and Tear Received	8,072.67
26	Excess Mileage Charges Received	27,919.01
27	Proceeds Received on Defaulted Leases and Other Recoveries	56,934.64
28	Subtotal: Total Collections	43,175,510.71
29	Repurchase Payments	-
30	Postmaturity Term Extension	-
31	Investment Earnings on Collection Account	193,371.50
32	Total Available Funds, prior to Servicer Advances	43,368,882.21
33	Servicer Advance	-
34	Total Available Funds	43,368,882.21
35	Reserve Account Draw	-
36	Available for Distribution	43,368,882.21

D.	DISTRIBUTIONS
37	Payment Date Advance Reimbursement (Item 82)		-
38	Servicing Fee (Servicing and Administrative Fees paid pro rata):
39	Servicing Fee Shortfall from Prior Periods		-
40	Servicing Fee Due in Current Period		307,289.42
41	Servicing Fee Shortfall		-
42	Administration Fee (Servicing and Administrative Fees paid pro rata):
43	Administration Fee Shortfall from Prior Periods		-
44	Administration Fee Due in Current Period		2,500.00
45	Administration Fee Shortfall		-
46	Interest Shortfall from Prior Periods
47	Interest Paid to Noteholders		65,911.42
48	First Priority Principal Distribution Amount		-
49	Amount Paid to Reserve Account to Reach Specified Balance		-
50	Subtotal: Remaining Available Funds	42,993,181.37
51	Regular Principal Distribution Amount	35,522,792.99
52	Regular Principal Paid to Noteholders (lesser of Item 50 and Item 51)		35,522,792.99
53	Amounts paid to indenture, owner, and origination trustee and asset representations reviewer		-
54	Remaining Available Funds		7,470,388.38

Volkswagen Auto Lease Trust 2020-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-30-22	PAGE 2

E.	CALCULATIONS
55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	191,419,749.51
57	Less: Aggregate Securitization Value (End of Collection Period)	(333,224,505.11)
58	First Priority Principal Distribution Amount (not less than zero)	-

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	191,419,749.51
61	Less: Targeted Note Balance	(155,896,956.52)
62	Less: First Priority Principal Distribution Amount	-
63	Regular Principal Distribution Amount	35,522,792.99

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)	333,224,505.11
66	Less: Targeted Overcollateralization Amount (15.25% of Initial Securitization Value)	(177,327,548.59)
67	Targeted Note Balance	155,896,956.52

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 32)	43,368,882.21
70	Less: Payment Date Advance Reimbursement (Item 82)	-
71	Less: Servicing Fees Paid (Items 39, 40 and 41)	307,289.42
72	Less: Administration Fees Paid (Items 43, 44 and 45)	2,500.00
73	Less: Interest Paid to Noteholders (Item 47)	65,911.42
74	Less: 1st Priority Principal Distribution (Item 58)	-
75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	42,993,181.37
76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 75 > 0)	N/A
77	Servicer Advance (If Item 75 < 0, lesser of Item 76 and absolute value of Item 75, else 0)	-
78	Total Available Funds after Servicer Advance (Item 76 plus Item 77)	42,993,181.37
79	Reserve Account Draw Amount (If Item 78 is < 0, Lesser of the Reserve Account Balance and Item 78)	-

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance	-
82	Payment Date Advance Reimbursement	-
83	Additional Payment Advances for current period	-
84	Ending Balance of Payment Advance	-

F.	RESERVE ACCOUNT
85	Reserve Account Balances:
86	Targeted Reserve Account Balance	2,907,008.99
87	Initial Reserve Account Balance	2,907,008.99
88	Beginning Reserve Account Balance	2,907,008.99
89	Plus: Net Investment Income for the Collection Period	9,682.43
90	Subtotal: Reserve Fund Available for Distribution	2,916,691.42
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 49)	-
92	Less: Reserve Account Draw Amount (Item 79)	-
93	Subtotal Reserve Account Balance	2,916,691.42
94	Less: Excess Reserve Account Funds to Transferor (If Item 93 > Item 86)	9,682.43
95	Equals: Ending Reserve Account Balance	2,907,008.99
96	Change in Reserve Account Balance from Immediately Preceding Payment Date	-

		Units	Amounts
97	Current Period Net Residual Losses:
98	Aggregate Securitization Value for Scheduled Terminated Units	841	16,986,576.39
99	Less: Aggregate Sales Proceeds and Other Collections for Current Month Scheduled Terminated Units		(19,375,529.03)
100	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(113,331.65)
101	Less: Excess Wear and Tear Received		(8,072.67)
102	Less: Excess Mileage Received		(27,919.01)
103	Current Period Net Residual Losses/(Gains)	841	(2,538,275.97)
104	Cumulative Net Residual Losses:
105	Beginning Cumulative Net Residual Losses	6,106	(21,660,467.25)
106	Current Period Net Residual Losses (Item 103)	841	(2,538,275.97)
107	Ending Cumulative Net Residual Losses	6,947	(24,198,743.21)
108	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-2.08%

Volkswagen Auto Lease Trust 2020-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-30-22	PAGE 3

G.	POOL STATISTICS
109	Collateral Pool Balance Data	Initial	Current
110	Aggregate Securitization Value	1,162,803,597.32	333,224,505.11
111	Aggregate Base Residual Value	731,412,531.60	297,263,331.18
112	Number of Current Contracts	41,732	18,240
113	Weighted Average Lease Rate	2.85%	2.60%
114	Average Remaining Term	27.0	4.7
115	Average Original Term	39.7	40.6
116	Proportion of Base Prepayment Assumption Realized		120.57%
117	Actual Monthly Prepayment Speed		1.54%
118	Turn-in Ratio on Scheduled Terminations		74.44%

		Sales Proceeds	Units	Book Amount	Securitization Value
119	Pool Balance - Beginning of Period		19,779	430,627,125.66	368,747,298.10
120	Depreciation/Payments			(7,092,538.37)	(5,514,442.34)
121	Gross Credit Losses		(5)	(95,882.73)	(91,049.21)
122	Early Terminations - Purchased by Customer		(71)	(1,604,142.74)	(1,350,746.01)
123	Early Terminations - Sold at Auction		(3)	(73,930.43)	(60,888.13)
124	Early Terminations - Purchased by Dealer		(619)	(13,683,446.20)	(11,519,090.91)
125	Early Terminations - Lease Pull Aheads		-	-	-
126	Scheduled Terminations - Purchased by Customer	4,254,436	(215)	(4,961,866.68)	(4,215,438.83)
127	Scheduled Terminations - Sold at Auction	226,173	(8)	(223,427.00)	(198,702.53)
128	Scheduled Terminations - Purchased by Dealer	14,777,559	(618)	(14,798,094.70)	(12,572,435.03)
129	Pool Balance - End of Period		18,240	388,093,796.81	333,224,505.11

130	Delinquencies Aging Profile - End of Period	Units	Securitization Value	Percentage
131	Current	18,099	330,380,031.64	99.15%
132	31 - 60 Days Delinquent	92	1,694,414.65	0.51%
133	61 - 90 Days Delinquent	34	747,612.49	0.22%
134	91+ Days Delinquent	15	402,446.32	0.12%
135	Total	18,240	333,224,505.10	100.00%

136	Delinquency Trigger			6.86%
137	Delinquency Percentage (61 - Day Delinquent Receivables)			0.35%
138	Delinquency Trigger occurred in this collection Period?			No

139	Credit Losses:	Units	Amounts
140	Aggregate Securitization Value on charged-off units	5	91,049.21
141	Aggregate Liquidation Proceeds on charged-off units		(2,229.10)
142	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations		-
143	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations		-
144	Recoveries on charged-off units		(54,705.54)
145	Current Period Aggregate Net Credit Losses/(Gains)	5	34,114.57

146	Cumulative Net Credit Losses:
147	Beginning Cumulative Net Credit Losses	141	1,546,130.39
148	Current Period Net Credit Losses (Item 145)	5	34,114.57
149	Ending Cumulative Net Credit Losses	146	1,580,244.96
150	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.14%

151	Aging of Scheduled Maturies Not Sold	Units
152	1 - 60 Days since Contract Maturity	330
153	61 - 120 Days since Contract Maturity	63
154	121+ Days since Contract Maturity	28

Summary of Material Modifications, Extensions or Waivers
None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants
None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
None in the current month

VW CREDIT, INC., as Servicer